Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
Schedule of Property and Equipment	As of September 30, 2023 and December 31, 2022, property and equipment, net, consisted of the following:
	September 30,	December 31,
	2023	2022
Land	$1,839,596	$1,839,596
Computers and equipment	1,361,716	1,321,708
Furniture and fixtures	143,874	143,874
Automobile	101,269	69,083
Leasehold improvements	383,879	95,991
Buildings	4,162,088	4,162,088
	7,992,422	7,632,340
Less - accumulated depreciation	(677,498)	(309,290)
Property and Equipment, net	$7,314,924	$7,323,050
As of December 31, 2022 and 2021, property and equipment, net, consisted of the following:
	December 31,	December 31,
	2022	2021
Land	$1,839,596	$863,973
Computers and equipment	1,321,708	173,498
Furniture and fixtures	143,874	9,710
Automobile	69,083	21,050
Leasehold improvements	95,991	15,027
Buildings	4,162,088	997,711
	7,632,340	2,080,969
Less - accumulated depreciation	(309,290)	(45,903)
Property and Equipment, net	$7,323,050	$2,035,066